Financial Instruments - Disclosure of financial commitments by maturity (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Line of credit	$ 7,463,206	$ 6,612,232
Accounts payable and accrued liabilities	2,977,251	7,316,267
Loans payable to related parties	0	3,287,645
Lease liabilities	630,207	669,040
Term loan	2,267,897	0
Contingent liabilities	136,078	$ 0
Less than 3 months [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Line of credit	7,463,206
Accounts payable and accrued liabilities	2,977,251
Loans payable to related parties	0
Lease liabilities	261,355
Term loan	0
Contingent liabilities	0
Other liabilities	0
Total financial liabilities	10,701,812
3 to 12 months [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Line of credit	0
Accounts payable and accrued liabilities	0
Loans payable to related parties	0
Lease liabilities	696,329
Term loan	2,267,897
Contingent liabilities	136,078
Other liabilities	0
Total financial liabilities	3,100,304
One to five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Line of credit	0
Accounts payable and accrued liabilities	0
Loans payable to related parties	2,549,120
Lease liabilities	3,055,463
Term loan	0
Contingent liabilities	166,810
Other liabilities	25,699
Total financial liabilities	5,797,092
Thereafter [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Line of credit	0
Accounts payable and accrued liabilities	0
Loans payable to related parties	0
Lease liabilities	2,500,000
Term loan	0
Contingent liabilities	1,088,858
Other liabilities	0
Total financial liabilities	$ 3,588,858